Provisions - Summary of Economic Assumptions- Retirement Bonus Plan (Detail) - Retirements bonus plan [member]	Dec. 31, 2019	Dec. 31, 2018
Summary of economic assumptions [line items]
Summary of economic hypothesis Discount rate(s)	6.50%	6.75%
Expected rate(s) of salary increase	5.00%	5.20%
Inflation rate	3.00%	3.20%